Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.160%	4,385,000	4,385,000
Total Floating Rate Notes (Cost $4,385,001)			4,385,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,323,340
Series 2011
01/01/2022	5.000%	1,000,000	1,021,160
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,307,421
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,048,970
01/01/2031	5.000%	750,000	785,850
Series 2014A
01/01/2034	5.000%	1,000,000	1,085,560
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2035	5.000%	2,295,000	2,633,352
01/01/2044	5.000%	5,000,000	5,585,350
01/01/2049	5.000%	5,000,000	5,548,650
Total			29,339,653
Assisted Living 0.9%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	2,516,100
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	315,594
11/01/2042	5.000%	1,250,000	1,179,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,182,920
Total			6,193,739
Charter Schools 4.4%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	1,923,720
07/01/2047	4.250%	1,000,000	869,110
07/01/2052	4.375%	2,255,000	1,965,751
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	504,260
07/01/2045	5.000%	2,070,000	2,026,344
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,541,160
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,455,982
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,544,128
City of Minneapolis(d)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,730,400
City of Minneapolis
Revenue Bonds
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	384,949
07/01/2055	5.000%	1,410,000	1,163,701
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	1,000,000	893,250
06/15/2054	5.000%	1,000,000	870,350
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	226,290
12/01/2043	5.000%	1,500,000	1,534,410
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,066,439
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	2,871,750
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	969,380
09/01/2047	4.125%	1,400,000	1,293,474
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	192,432
03/01/2043	4.625%	1,000,000	882,210
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	647,190
08/01/2046	4.250%	1,000,000	866,020
Total			29,422,700
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation
Series 2019
11/01/2041	4.000%	1,000,000	1,029,670
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	526,270
Total			1,555,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.7%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,223,434
12/01/2040	5.000%	1,350,000	1,409,629
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	551,560
03/01/2039	4.000%	500,000	548,820
03/01/2040	4.000%	1,000,000	1,095,810
03/01/2047	4.000%	2,500,000	2,707,225
College of St. Scholastica, Inc.
Series 2019
12/01/2040	4.000%	1,200,000	1,086,300
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,041,220
Macalester College
Series 2017
03/01/2029	5.000%	150,000	183,048
03/01/2030	5.000%	175,000	212,483
03/01/2042	4.000%	900,000	972,009
03/01/2048	4.000%	600,000	644,094
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	558,076
10/01/2038	4.000%	920,000	878,149
10/01/2045	5.000%	2,500,000	2,626,525
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	851,451
12/01/2032	5.000%	1,000,000	1,145,280
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,668,210
10/01/2035	4.000%	500,000	555,755
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	822,098
04/01/2039	4.000%	2,000,000	2,047,400
Series 2017A
10/01/2035	4.000%	800,000	831,656
10/01/2037	4.000%	750,000	774,728
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	6,000,000	5,286,660

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	867,690
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	358,488
12/01/2032	4.000%	350,000	350,798
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	403,522
10/01/2032	5.000%	645,000	700,199
10/01/2033	5.000%	350,000	377,825
10/01/2034	5.000%	380,000	409,226
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,388,813
10/01/2041	4.000%	1,000,000	1,028,830
10/01/2044	4.000%	2,750,000	2,809,097
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,939,412
Series 2016A
04/01/2033	5.000%	1,725,000	2,077,745
04/01/2034	5.000%	1,855,000	2,228,504
Series 2019A
04/01/2036	5.000%	1,300,000	1,603,472
04/01/2037	5.000%	2,000,000	2,458,180
04/01/2038	5.000%	4,945,000	6,058,565
Total			58,781,986
Hospital 18.9%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	478,475
05/01/2051	5.000%	1,500,000	1,427,550
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	414,764
04/01/2024	4.000%	745,000	771,604
04/01/2026	4.000%	500,000	515,740
04/01/2031	4.000%	1,450,000	1,474,940
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,742,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,092,390
09/01/2035	4.000%	1,500,000	1,533,450
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,343,840
11/15/2044	5.000%	6,475,000	6,869,198
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	4,070,640
11/15/2038	4.000%	2,630,000	2,668,635
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,851,775
04/01/2041	5.000%	675,000	727,225
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	6,609,200
11/15/2036	5.000%	12,255,000	16,300,743
Revenue Bonds
Mayo Clinic
Series 2011C (Mandatory Put 11/15/21)
11/15/2038	4.500%	1,400,000	1,457,456
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	1,959,613
Series 2013
07/01/2024	5.000%	300,000	326,583
07/01/2027	5.000%	245,000	263,816
07/01/2028	5.000%	225,000	241,857
07/01/2033	5.000%	650,000	688,701
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,067,370
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,301,428
05/01/2046	5.000%	3,500,000	3,772,895

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	1,986,089
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,556,044
Series 2019
05/01/2048	5.000%	5,000,000	5,546,200
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	764,310
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,813,277
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,032,700
02/15/2048	4.250%	1,000,000	1,001,260
02/15/2048	5.000%	1,300,000	1,396,902
02/15/2058	5.000%	6,000,000	6,405,720
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	1,615,000	1,744,394
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,224,132
11/15/2037	4.000%	600,000	610,308
11/15/2043	4.000%	3,000,000	3,011,580
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,275,910
07/01/2035	4.000%	10,630,000	11,022,885
Total			127,364,149
Joint Power Authority 3.8%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,587,885
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	274,898
12/01/2025	5.000%	400,000	437,372
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	285,460
10/01/2033	5.000%	250,000	285,575
Series 2014A
10/01/2035	5.000%	1,000,000	1,142,300
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,070,830
10/01/2047	5.000%	500,000	581,005
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	244,965
01/01/2035	5.000%	170,000	197,783
01/01/2036	5.000%	180,000	208,679
01/01/2041	5.000%	400,000	459,164
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	370,094
01/01/2031	5.000%	460,000	500,213
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,161,030
01/01/2041	5.000%	2,550,000	2,928,216
01/01/2046	5.000%	2,000,000	2,284,060
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,170,750
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	8,991,600
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,163,940
Total			25,345,819
Local Appropriation 3.1%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,909,032

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	893,054
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,336,908
02/01/2034	5.000%	1,200,000	1,330,476
02/01/2039	5.000%	1,300,000	1,428,518
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,142,340
02/01/2042	4.000%	5,250,000	5,509,822
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	490,037
05/01/2031	4.000%	450,000	486,315
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	579,560
02/01/2038	4.000%	1,000,000	1,121,700
02/01/2039	3.000%	565,000	574,368
Certification of Participation Bonds
Series 2020C
02/01/2040	2.500%	4,285,000	4,020,273
Total			20,822,403
Local General Obligation 23.9%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	5,039,500
Series 2018A
02/01/2039	4.000%	8,905,000	9,697,189
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,756,774
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,267,392
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	839,823
02/01/2033	0.000%	750,000	488,752
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,599,893
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,787,081
12/01/2044	3.000%	2,000,000	2,027,100
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,044,249
02/01/2040	3.000%	1,000,000	1,015,110
02/01/2041	3.000%	1,230,000	1,249,348
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,672,380
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,070,110
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,671,700
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	941,453
02/01/2033	0.000%	2,140,000	1,480,687
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,784,195
12/01/2038	5.000%	3,965,000	4,881,074
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,350,465

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,405,643
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,312,816
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,344,109
02/01/2039	2.250%	2,580,000	2,365,241
02/01/2040	2.375%	2,640,000	2,430,041
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	583,540
02/01/2031	5.000%	1,140,000	1,327,621
Maple River Independent School District No. 2135(f)
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,560,203
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,495,120
02/01/2040	3.000%	2,515,000	2,573,776
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,461,980
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,126,560
02/01/2031	4.000%	1,735,000	1,942,194
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	10,600,000	10,819,102
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,004,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,943,554
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,944,250
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,429,000
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,883,000
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,027,610
02/01/2036	3.000%	1,000,000	1,034,940
02/01/2037	3.000%	1,035,000	1,067,054
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,149,289
02/01/2033	0.000%	2,585,000	1,819,685
02/01/2034	0.000%	1,500,000	1,012,905
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	2,186,010
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	472,657
02/01/2034	4.000%	325,000	340,805
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,634,395
02/01/2039	0.000%	2,175,000	1,252,909

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	722,757
02/01/2036	3.000%	470,000	483,724
02/01/2037	3.000%	500,000	513,250
02/01/2038	3.000%	1,000,000	1,023,610
02/01/2039	3.000%	1,000,000	1,020,390
Total			161,378,658
Multi-Family 4.3%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,505,500
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,248,525
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	10,000,000	9,480,100
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	6,000,000	6,000,000
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,120,600
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,000,000	3,001,110
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,516,550
Total			28,872,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,124,690
12/01/2028	4.000%	950,000	1,064,085
Total			2,188,775
Nursing Home 2.0%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	413,675
09/01/2052	5.000%	1,500,000	1,187,430
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,459,250
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,212,625
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,741,560
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,041,636
05/01/2048	5.125%	6,250,000	5,120,938
Total			13,177,114
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	112,042
06/01/2028	4.000%	170,000	190,086
06/01/2029	4.000%	165,000	183,554
06/01/2030	4.000%	125,000	138,334
06/01/2031	4.000%	100,000	109,889

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	490,615
08/01/2033	3.000%	500,000	486,000
08/01/2034	3.125%	850,000	832,345
08/01/2035	3.125%	800,000	776,664
Total			3,319,529
Other Utility 1.0%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	968,004
10/01/2032	4.000%	800,000	877,240
10/01/2033	4.000%	655,000	716,013
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	257,720
08/01/2036	5.700%	1,250,000	1,281,063
Series 2017-4
10/01/2040	4.000%	1,000,000	1,066,800
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,467,127
Total			6,633,967
Pool / Bond Bank 0.1%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,029,550
Prep School 0.4%
County of Rice(d)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,435,000	2,450,487
Refunded / Escrowed 4.9%
County of Otter Tail(c)
Prerefunded 05/01/21 Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011
11/01/2030	5.000%	2,010,000	2,086,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,614,705
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	3,032,225
11/15/2044	5.000%	1,000,000	1,212,890
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,142,160
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,072,960
10/01/2040	6.000%	2,000,000	2,145,920
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	357,984
10/01/2026	5.000%	280,000	308,417
10/01/2027	5.000%	200,000	220,298
10/01/2032	5.000%	700,000	771,043
University of Minnesota
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,122,650
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,388,329
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,146,430
01/01/2046	5.000%	4,025,000	4,614,381
Worthington Independent School District No. 518
Prerefunded 02/01/26 Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,593,776
Total			32,830,448
Retirement Communities 4.1%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,232,055

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,630,430
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	1,927,575
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	963,863
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	871,360
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,498,200
10/01/2047	5.000%	2,000,000	2,005,340
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,215,930
08/01/2053	5.000%	600,000	471,282
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,913,736
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,657,020
09/01/2042	5.000%	875,000	778,890
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,243,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	262,757
09/01/2037	4.250%	300,000	284,445
09/01/2042	5.000%	1,000,000	1,001,860
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,565,606
Dakota County Community Development Agency(d)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,401,240
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,853,180
Total			27,778,254
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,434,350
Single Family 3.1%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	406,296
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2030	3.300%	440,000	472,635
Series 2018A (GNMA)
07/01/2032	3.625%	1,335,000	1,430,239
Residential Housing Finance
Series 2017A
07/01/2030	3.200%	1,340,000	1,348,536
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Residential Housing Finance
Series 2019B (GNMA)
07/01/2033	3.300%	830,000	896,002

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	1,762,356	1,806,185
06/01/2049	3.150%	1,914,501	1,963,033
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	4,901,640	4,993,301
Series 2019F
07/01/2044	2.750%	3,215,000	3,055,825
Series 2020B (GNMA)
01/01/2044	2.800%	4,290,000	4,291,759
Total			20,663,811
State Appropriated 4.4%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,342,400
03/01/2028	5.000%	3,000,000	3,199,230
03/01/2029	5.000%	4,250,000	4,529,055
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,535,699
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,407,721
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,544,850
Total			29,558,955
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.5%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2031	5.000%	5,000,000	6,287,250
08/01/2033	5.000%	7,500,000	9,316,275
Series 2019A
08/01/2029	5.000%	11,140,000	14,504,391
Total			30,107,916
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,500,000	2,252,175
Total Municipal Bonds (Cost $666,467,059)			662,502,763

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(g)	265,349	265,322
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(g)	2,481,052	2,481,052
Total Money Market Funds (Cost $2,746,400)		2,746,374
Total Investments in Securities (Cost: $673,598,460)		669,634,137
Other Assets & Liabilities, Net		4,133,362
Net Assets		673,767,499

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $5,582,127, which represents 0.83% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2020.
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2020 (Unaudited)
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2020	11